ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable				¥ 21,667		¥ 25,257
Less: Allowance for doubtful accounts		¥ (746)	¥ (746)	(3,535)		(746)
Accounts receivable, net				¥ 18,132	$ 2,637	¥ 24,511
Allowance for doubtful accounts:
Balance at beginning of year		(746)	0
Addition	[1]	(4,616)	(746)
Written off	[1]	1,827	0
Balance at end of year		¥ (3,535)	¥ (746)

[1]	Full provision was provided to receivables due from different customers due to the remote collectability, and certain provision was written off after all collection efforts have been exhausted and the potential for recovery was remote.